INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (23)	$ (30)	$ 0
Credit losses recognized on securities for which credit losses were not previously recorded	(30)	(36)
Acquisition from business combination			(13)
Reductions for securities sold during the period	1	16	13
Changes in previously recorded allowance	13	11
Ending balance	(39)	(39)	0
Corporate debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(13)	(24)	0
Credit losses recognized on securities for which credit losses were not previously recorded	(17)	(18)
Acquisition from business combination			(11)
Reductions for securities sold during the period	1	14	11
Changes in previously recorded allowance	6	5
Ending balance	(23)	(23)	0
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance		0	0
Acquisition from business combination			(1)
Reductions for securities sold during the period			1
Ending balance	0	0	0
Collateralized debt securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	(10)	(6)	0
Credit losses recognized on securities for which credit losses were not previously recorded	(13)	(18)
Acquisition from business combination			(1)
Reductions for securities sold during the period	0	2	1
Changes in previously recorded allowance	7	6
Ending balance	$ (16)	$ (16)	$ 0